Note 22 - Stock-based Compensation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 17, 2018
Share Price	$ 17.73		$ 16.10
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted	5,650
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total		$ 86,115
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 211 days
Allocated Share-based Compensation Expense, Total		$ 13,890